Financial Risk Management - Liquidity Risk - Holding Company (Details) - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	Jan. 26, 2023	Oct. 31, 2022	Sep. 27, 2022	Sep. 26, 2022	Aug. 16, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 23, 2021
Financial Risk Management
Common share dividends						$ 513.1	$ 427.5
Dividend per share (in dollars per share)						$ 10.00	$ 10.00
Holding company cash and investments, net						$ 1,326.4	$ 1,446.2
RiverStone Barbados
Financial Risk Management
Notional amount								$ 200.0
Allied World
Financial Risk Management
Equity ownership percentage			82.90%	70.90%
Purchase consideration			$ 733.5
Loss recognized in retained earnings due to changes in capitalization of non-controlling interests			$ 228.1
JAB Consumer Fund | Crum & Forster Pet Insurance Group and Pethealth
Financial Risk Management
Debentures received as consideration in sale of business interests		$ 250.0
Holding company
Financial Risk Management
Notional amount						5,932.6	5,385.2
Holding company | Payment of dividends
Financial Risk Management
Common share dividends	$ 245.2
Dividend per share (in dollars per share)	$ 10.00
Holding company | Revolving credit facility
Financial Risk Management
Maximum borrowing capacity						2,000.0
Holding company | 5.625% due August 16, 2032
Financial Risk Management
Notional amount					$ 750.0	$ 750.0
Interest rate					5.625%	5.625%
Net proceeds from issuance of notes after discount, commissions and expenses					$ 743.4	$ 743.4
Holding company | Long equity total return swap contracts
Financial Risk Management
Cash received from settlement of derivative contracts						269.1	262.7
Holding company | Long equity total return swaps on Fairfax subordinate voting shares
Financial Risk Management
Cash received from settlement of derivative contracts						154.8	$ 130.9
Holding company | RiverStone Barbados | Financial Guarantee, Securities
Financial Risk Management
Financial guarantee contract						486.8
Holding company | RiverStone Barbados | Financial Guarantee, Derivative Assets
Financial Risk Management
Financial guarantee contract						$ 30.7
Holding company | JAB Consumer Fund | Crum & Forster Pet Insurance Group and Pethealth
Financial Risk Management
Net cash proceeds from sale of interests in subsidiary		$ 940.0